Note 1 - Organization and Nature of Business	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Nature of Operations [Text Block]

1. ORGANIZATION AND NATURE OF BUSINESS

Guerrilla RF, Inc. (formerly known as Laffin Acquisition Corp.) was incorporated in the State of Delaware on November 9, 2020. Guerrilla RF Operating Corporation (formerly known as Guerrilla RF, Inc.), a fabless semiconductor company based in Greensboro, North Carolina, was founded in 2013, initially as a North Carolina limited liability company before converting to a Delaware corporation. On October 22, 2021, Guerrilla RF Acquisition Corp., a wholly owned subsidiary of Guerrilla RF, Inc., merged with and into Guerrilla RF Operating Corporation in a “reverse merger” transaction (the “Merger”), with Guerrilla RF Operating Corporation continuing as the surviving corporation and a wholly-owned subsidiary of Guerrilla RF, Inc. On May 30, 2023, Guerrilla RF Operating Corporation was merged with and into Guerrilla RF, Inc.

All references in these Consolidated Financial Statements to “Guerrilla RF” refer to: (i) for periods prior to May 30, 2023, Guerrilla RF Operating Corporation; and (ii) for subsequent periods, Guerrilla RF, Inc. Unless otherwise stated or the context otherwise indicates, references to the “Company”, “we”, “our”, “us” or similar terms refer to Guerrilla RF, Inc. together with Guerrilla RF Operating Corporation.

Guerrilla RF designs and manufactures high‐performance Monolithic Microwave Integrated Circuits (MMICs) for the wireless infrastructure market.  Guerrilla RF primarily focuses on researching and developing its existing products and building an infrastructure to handle a global distribution network; therefore, it has incurred significant start‐up losses.

Liquidity and Going Concern

In accordance with Financial Accounting Standards  Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.  The accompanying consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business.  The Company has historically financed its activities through a combination of commercial loans and the proceeds of debt and equity issuances.  The consolidated financial statements do not include any adjustments relating to the recoverability of the recorded assets or the classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

The Company has incurred substantial negative cash flows from operations in nearly every fiscal period since inception. For the years ended December 31, 2024 and 2023, the Company incurred a net loss of $10.8 million and $16.0 million, respectively. For the years ended December 31, 2024 and 2023, the Company used $6.7 million and $13.5 million in cash to fund operations, respectively.  As a result, the Company had an accumulated deficit of $53.8 million as of December 31, 2024. The Company's cash and working capital as of December 31, 2024 was $8.0 million and $6.3 million, respectively. We expect losses and negative cash flows to continue in the near term, primarily due to continued investment in research and development, sales and marketing efforts, and increased administration expenses as our Company grows. The Company plans to continue to invest in the implementation of its long-term strategic plan and anticipates that it will continue to narrow cash burn from historical levels so that cash reserves will provide the necessary working capital to conclude the Company is a going concern.

Our primary source of liquidity has been from cash raised from private placements and debt financing. We also have a loan facility for up to $3.75 million with a specialty lender (referred to as the Spectrum Loan Facility, described in Note 5 to our consolidated financial statements). As of December 31, 2024, we had drawn down $0.6 million under the Spectrum Loan Facility. On March 28, 2024 we completed a private placement offering of approximately $5 million, raising net cash proceeds of approximately $3 million, after deduction of expenses and the conversion of existing debt. On August 5, 2024, we completed a $22 million private placement offering, raising net cash proceeds of approximately $21.6 million, after deduction of expenses. Additionally, on August 2, 2024, the Company initiated the amendment of the a loan facility (referred to as the Salem Loan Facility, described in Note 5) to (i) reduce the outstanding principal balance from $12.0 million to $4.5 million, (ii) extend the maturity date from January 31, 2026 to December 31, 2028, and (iii) reduce the interest rate from 14% (comprising 3% payment-in-kind (deferred) and 11% cash) to 12% cash.  The amendment was effective on August 5, 2024 after the principal balance was reduced from $12.0 million to $4.5 million by using a portion of the proceeds from private placement offering in August 2024. As a result, the Company believes that its existing cash and cash equivalents will provide sufficient resources to fund operations for at least the next twelve months after the issuance date of these financial statements.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Risks and Uncertainties

The Company is subject to several risks associated with companies at a similar stage, including dependence on key individuals, competition from similar products and larger companies, volatility of the industry, ability to obtain adequate financing to support growth, the ability to attract and retain additional qualified personnel to manage the anticipated growth of the Company, and general economic conditions including the current macro-economic conditions impacting the banking and financial markets.